                July 6, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 1 to Registration Statement for the Pruco Life Variable
Universal Account, Registration No. 333-158634

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, Pruco Life Insurance Company, depositor for the registrant under the above-referenced registration statement, and Pruco Securities, LLC, principal underwriter for the registered securities, respectfully request acceleration of the above-referenced registration statement so that it becomes effective on July 10, 2009.

It would be appreciated if, as soon as the Registration Statement has become effective, you would so inform Thomas C. Castano, Esq. by telephone at (973) 802-4708.

Respectfully yours,

PRUCO LIFE INSURANCE COMPANY

By: /s/ Thomas C. Castano

Thomas C. Castano

Vice President and Corporate Counsel

PRUCO SECURITIES, LLC

By: /s/ Sandra Cassidy

Sandra Cassidy

Chief Legal Officer